Party-in-Interest Transactions (Details) - EBP 004 - EBP, Employer, Common Stock - shares	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	7,271,679	7,839,747
Master Trust
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Investment, number of shares (in shares)	9,954,312	10,979,721